Jun. 01, 2021
Supplement dated July 29, 2021
to the Prospectus and Summary Prospectus of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2021
The following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section “Fees and Expenses of the Fund” in the Summary Prospectus and the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (c) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses	0.12%	0.12%	0.12%	0.12%	0.09%	0.05%	0.12%
Acquired fund fees and expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Total annual Fund operating expenses (d)	1.05%	0.80%	1.80%	0.80%	0.77%	0.73%	1.30%
(c)	Expenses have been restated based on estimated amounts for the Fund's current fiscal year.
(d)	"Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the
Financial Highlights
section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund on approximately the 8-year anniversary of the Class C shares purchase date (Class C Shares 8-Year Conversion Policy). Class C shares’ 10-year cost examples below reflect the Class C Shares 8-Year Conversion Policy.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$676	$890	$1,121	$1,784
Class Adv (whether or not shares are redeemed)	$ 82	$255	$ 444	$ 990
Class C (assuming redemption of all shares at the end of the period)	$283	$566	$ 975	$1,919
Class C (assuming no redemption of shares)	$183	$566	$ 975	$1,919
Class Inst (whether or not shares are redeemed)	$ 82	$255	$ 444	$ 990
Class Inst2 (whether or not shares are redeemed)	$ 79	$246	$ 428	$ 954
Class Inst3 (whether or not shares are redeemed)	$ 75	$233	$ 406	$ 906
Class R (whether or not shares are redeemed)	$132	$412	$ 713	$1,568
The rest of the section remains the same.